Related Party Transactions - RIF Transaction (Details) - Gelesis - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Loan from related party		$ 5,664	$ 109
Equity investment that can be called beginning in December 2023 and ending in December 2026
Related Party Transaction [Line Items]
Annual interest rate in connection with transaction		15.00%
Put by RIF starting in January 2027 and ending in December 2027
Related Party Transaction [Line Items]
Annual interest rate in connection with transaction		3.175%
RIF Transaction
Related Party Transaction [Line Items]
Proceeds from sale of equity investment	$ 12,300
Equity interest held by related party		20.00%
Loan from related party		$ 18,400
Fixed interest rate on loan		6.35%
One S.r.l
Related Party Transaction [Line Items]
Loan from related party		$ 100	$ 3,000